Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 122,533	$ 131,312
Gross unrealized gains	958	753
Gross unrealized losses	(1,971)	(3,599)
Fair value	121,520	128,466
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	4,058	6,609
Gross unrealized gains	3	1
Gross unrealized losses	(18)	(351)
Fair value	4,043	6,259
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,937	3,396
Gross unrealized gains	48	2
Gross unrealized losses	(28)	(650)
Fair value	1,957	2,748
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	65,178	75,326
Gross unrealized gains	367	343
Gross unrealized losses	(1,763)	(2,374)
Fair value	63,782	73,295
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	9,664	6,200
Gross unrealized gains	6	1
Gross unrealized losses	(21)	(9)
Fair value	9,649	6,192
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,566	2,762
Gross unrealized gains	1
Gross unrealized losses	(35)	(61)
Fair value	2,532	2,701
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,769	8,308
Gross unrealized gains	9	3
Gross unrealized losses	(12)	(46)
Fair value	7,766	8,265
Asset-backed securities, Non CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	414	444
Gross unrealized gains		2
Gross unrealized losses	(4)	(5)
Fair value	410	441
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	30,131	27,774
Gross unrealized gains	95	44
Gross unrealized losses	(84)	(95)
Fair value	30,142	27,723
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	816	493
Gross unrealized gains	429	357
Gross unrealized losses	(6)	(8)
Fair value	$ 1,239	$ 842